S000047461 [Member] Expense Example - DoubleLine Long Duration Total Return Bond Fund	Mar. 31, 2026 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,214
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	398
Expense Example, with Redemption, 10 Years	919
I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	$ 1,078